Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
10.	Related Party Transactions
Salubris was the lead investor in the Series C preferred stock financing which closed on November 30, 2018 and January 31, 2019. In conjunction with Salubris’ investment in Viracta Series C preferred stock, Salubris received the right to appoint one member to Viracta’s Board of Directors. Also, as described in Note 3, in November 2018, Viracta entered into a licensing agreement with Salubris in which the Company granted Salubris the exclusive right to develop and commercialize Viracta’s Phase 2 product candidate, nanatinostat in combination with an antiviral, within the Peoples Republic of China (excluding Hong Kong, Macau and Taiwan).